INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       December 31, 1998
--------------------------------------------------------------------------------

ISSUER/INDUSTRY                    SHARES                   VALUE
--------------------------------------------------------------------------------

COMMON STOCKS AND
PREFERRED RIGHTS--98.6%
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS/
ADR'S--1.7%
--------------------------------------------------------------------------------
Lukoil Co.
  Energy Sources                   3,300                   $ 51,975
Magyar Olaj -Es Gazipari
  Energy Sources                   7,400                    204,425
Matav RT
  Telecommunications               7,200                    214,650
Telecom Argentina SA
  Telecommunications               6,700                    184,250
                                                           --------
                                                            655,300
                                                           --------
AUSTRALIA--1.1%
--------------------------------------------------------------------------------
Australia & New Zealand Bank
  Banking                          6,895                     45,124
Brambles Industrial Ltd.
  Business Services                2,620                     63,818
Broken Hill Proprietary
  Energy Sources                   4,629                     34,093
Colonial Ltd.
  Banking                         12,192                     41,838
Lend Lease Corp.
  Real Estate                      5,132                     69,186
News Corp.
  Broadcasting                     8,455                     55,852
North Ltd.
  Non-Ferrous Metals              13,059                     21,286
Publishing & Broadcasting Ltd.
  Broadcasting                     7,486                     32,707
Woodside Petroleum Co. Ltd.
  Energy Sources                   7,316                     32,727
                                                           --------
                                                            396,631
                                                           --------
BELGIUM -- 1.0%
--------------------------------------------------------------------------------
Electrabel
  Electric & Gas Utilities           531                    231,938
KBC Bankverzekerin NPV
  Banking                          1,758                    138,321
                                                           --------
                                                            370,259
                                                           --------
BRAZIL--0.5%
--------------------------------------------------------------------------------
Light Servicos de Electricid
  Electrical & Gas Utilities     612,000                     74,455
Telecommunicacoes
  de Sao Paolo
  Preferred Rights
  Telecommunications             706,407                     96,289
Telecommunicacoes
  de Sao Paolo
  Celular -Preferred B
  Telecommunications             674,698                     29,650
                                                           --------
                                                            200,394
                                                           --------
FINLAND--1.2%
--------------------------------------------------------------------------------
Nokia AB
  Electrical & Electronics         3,741                    454,877
                                                           --------
FRANCE--10.3%
--------------------------------------------------------------------------------
AXA-UAP
  Insurance                        2,083                    301,776
BQE National Paris
  Banking                          1,890                    155,568
Bouygues
  Homebuilders                       601                    123,833
Canal Plus
  Broadcasting                       637                    173,748
Carrefour
  Retailing                          283                    213,553
Casino
  Retailing                        1,165                    121,272
Cie de St Gobain
  Containers & Glass                 834                    117,694
Groupe Danone
  Food & Household Products          752                    215,203
France Telecom
  Telephone Utilities              5,106                    405,485
Lafarge
  Building Materials               1,536                    145,880
Legrand
  Electrical & Electronics           497                    131,650
L'oreal
  Pharmaceuticals & Health           513                    370,689
Pinault-Printemps
  Retailing                        1,174                    224,259
Sanofi
  Pharmaceuticals & Health           807                    132,792
Societe Nationale/Elf Aquitaine
  Energy Sources                   1,557                    179,900
Suez Lyonnaise des Eaux
  Business & Public Services       1,273                    261,385
Total SA - Class B
  Energy Sources                   1,886                    190,928
Vivendi
  Business & Public Services       1,420                    368,270
                                                         ----------
                                                          3,833,885
                                                         ----------

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1998

ISSUER/INDUSTRY                    SHARES                   VALUE
--------------------------------------------------------------------------------
GERMANY--9.0%
--------------------------------------------------------------------------------
Allianz AG
  Insurance                        1,647                   $603,814
Basf AG
  Chemicals                        2,872                    109,600
Bayer AG
  Chemicals                        3,015                    125,821
Bayer Vereinsbank AG
  Banking                          1,671                    130,844
Continental AG
  Industrial Components            4,880                    134,693
Daimler/Chrysler AG
  Automobiles                      5,251                    518,294
Deutsche Bank AG
  Banking                          1,598                     94,014
Deutsche Telekom AG
  Telephone Utilities             13,138                    431,995
Mannesmann AG
  Telecommunications               1,345                    154,143
Muenchener
  Rueckversicherungs AG
  Insurance                          463                    224,194
SAP AG -Preferred Rights
  Data Processing
  & Reproduction                     271                    129,305
Siemens AG
  Electrical Equipment             3,214                    207,311
Veba AG
  Electrical & Gas Utilities       2,332                    139,506
Viag AG
  Electrical & Gas Utilities         267                    156,522
Volkswagen AG
  Automobiles                      2,319                    185,064
                                                         ----------
                                                          3,345,120
                                                         ----------
HONG KONG--0.6%
--------------------------------------------------------------------------------
CLP Holdings
  Electrical & Gas Utilities      20,000                     99,644
Hutchinson Whampoa Ltd.
  Multi-Industry                  17,000                    120,134
                                                         ----------
                                                            219,778
                                                         ----------
ITALY--6.0%
--------------------------------------------------------------------------------
Assicurazioni Generali Spa
  Insurance                        8,616                    359,554
Ente Nazionale Idrocarburi
  Energy Sources                  21,660                    141,479
Italcementi
  Building Materials              16,401                    180,530
Mediaset
  Broadcasting                    20,231                    163,957
Olivetti Spa*
  Telecommunications              55,006                    191,288
Rinascente
  Retailing                       16,172                    166,224
San Paolo Imi Spa
  Banking                         16,755                    295,894
Telecom Italia
  Telecommunications              40,106                    295,923
Telecom Italia Mobile Spa
  Telecommunications              23,233                    198,122
Unicredito Italian
  Banking                         37,812                    223,997
                                                         ----------
                                                          2,216,968
                                                         ----------
JAPAN--21.2%
--------------------------------------------------------------------------------
Advantest
  Electronics                      1,000                     63,335
Alps Electric Co.
  Electronics                      2,000                     36,709
Asahi Breweries
  Food & Household
  Products                         5,000                     73,640
Bank of  Tokyo Mitsubishi
  Banking                         49,000                    507,121
Bridgestone Corp.
  Industrial Components            9,000                    204,202
Canon Inc.
  Photography                      9,000                    192,260
Chiyoda Chemical Corp.*
  Machinery & Engineering          2,000                      3,804
Daiei Inc.
  Retailing                        7,000                     19,009
Daikyo Kanko Inc. *
  Real Estate                      2,000                      2,406
Denso Corp.
  Auto Parts                       9,000                    166,387
East Japan Railway
  Railroads & Equipment               41                    228,846
Ebara Corp.
  Machinery & Engineering          3,000                     25,820
Fanuc
  Electronics                      3,000                    102,698
Fujita Kando Inc.
  Business & Public Services       1,000                      8,872
Fujitsu Ltd.
  Data Processing &
  Reproduction                    20,000                    266,254

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS                                      December 31, 1998

ISSUER/INDUSTRY                    SHARES                   VALUE
--------------------------------------------------------------------------------
Hankyu Corp.
  Railroads & Equipment            9,000                  $  39,487
Haseko Corp. *
  Homebuilders                     4,000                      2,017
Hazama Gumi Corp.*
  Homebuilders                     3,000                      1,964
Hirose Electric
  Electronics                      1,000                     69,969
Honda Motor Co. Ltd.
  Automobiles                     10,000                    328,173
Hoya Corp.
  Pharmaceuticals & Health         1,000                     48,651
Isetan Co.
  Retailing                        2,000                     21,442
Ito Yokado Co.
  Retailing                        4,000                    279,522
Japan Air Lines Co.
  Air Travel                      19,000                     50,084
Japan Metal & Chemical*
  Steel                            1,000                      1,636
Jusco Co.
  Retailing                        3,000                     60,637
Kanebo*
  Apparel & Textiles               5,000                      4,954
Kao Corp.
  Food & Household
  Products                         7,000                    157,895
Kawasaki Heavy Industries
  Machinery & Engineering         15,000                     35,161
Kinki Nippon Railway
  Railroads & Equipment           17,000                     90,977
Kumagai Gumi Co.*
  Building Materials               7,000                      5,387
Kurita Water Industrial
  Business Services                1,000                     14,666
Minebea Co.
  Machinery & Engineering          4,000                     45,785
Mitsui Mining & Smelting Co.
  Non-Ferrous Metals               5,000                     24,635
Mitsukoshi
  Retailing                        5,000                     13,268
Murata Manufacture Co.
  Electronics                      3,000                    124,458
NGK Insulators
  Electrical & Electronics         4,000                     51,552
Nankai Electrical Railway
  Railroads & Equipment            6,000                     30,199
Nippon Express Co.
  Trucking & Freight              11,000                     61,884
Nippon Telegraph &
  Telephone Co.
  Telephone Utilities                132                  1,018,169
Odakyu Electrical Railway
  Railroads & Equipment            8,000                     27,952
Okuma Corp.
  Machinery & Engineering          1,000                      5,201
Osaka Gas Co. Ltd.
  Electrical & Gas Utilities      26,000                     89,465
Rohm Co.
  Electronics                      1,000                     91,022
Sankyo Co. Ltd.
  Pharmaceuticals & Health         5,000                    109,244
Sanrio Co. *
  Retailing                        1,000                     12,906
Secom Co.
  Business Services                1,000                     82,795
Seiyu
  Apparel & Textiles               2,000                      5,874
77th Bank
  Banking                          4,000                     39,982
SMC Corp.
  Machinery & Engineering          1,000                     79,788
Shimano Inc.
  Business & Public Services       1,000                     25,785
Shizuoka Bank
  Banking                          8,000                     98,717
Sony Corp.
  Household Appliances             4,000                    291,199
Sumitomo Chemical
  Chemicals                       17,000                     66,165
Sumitomo Heavy Industries
  Machinery & Engineering          6,000                     12,525
Sumitomo Marine & Fire
  Insurance                        7,000                     44,334
Taisho Pharmacy Co.
  Pharmaceuticals & Health         4,000                    110,040
Takeda Chemical Industry
  Pharmaceuticals & Health         9,000                    346,307
Tobu Railway Co.
  Railroads & Equipment            9,000                     26,272
Tokyo Electronic Power
  Electric & Gas Utilities        14,000                    345,511
Tokyo Electronics
  Electronics                      2,000                     75,896
Tokyo Marine & Fire Insurance
  Insurance                       16,000                    191,066
Toyoda Automobile Loom
  Machinery & Engineering          3,000                     53,047

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1998

ISSUER/INDUSTRY                    SHARES                   VALUE
--------------------------------------------------------------------------------
Toyota Motor Corp.
  Automobiles                     39,000                 $1,059,089
Uni Charm Corp.
  Food & Household
  Products                         1,000                     46,883
Unitika*
  Chemicals                        5,000                      3,450
Yamato Transportation
  Trucking & Freight               4,000                     55,904
                                                         ----------
                                                          7,880,354
                                                         ----------
MEXICO--0.0%
--------------------------------------------------------------------------------
Grupo Carso - Series A
  Multi-Industry                   3,200                     10,869
                                                         ----------
NETHERLANDS--3.9%
--------------------------------------------------------------------------------
Ahold NV
  Retailing                        5,461                    201,732
Heineken NV
  Beverage & Tobacco               2,269                    136,476
ING Groep NV
  Financial Services               5,469                    333,316
Royal Dutch Petroleum
  Energy Sources                   9,706                    483,052
Unilever NV
  Food & Household
  Products                         3,283                    280,471
                                                         ----------
                                                          1,435,047
                                                         ----------
PORTUGAL--0.8%
--------------------------------------------------------------------------------
Banco Commercial Portuguese
  Banking                          5,623                    172,952
Cimpor Cimentos
  De Portugal
  Building Materials               3,386                    108,135
                                                         ----------
                                                            281,087
                                                         ----------
SINGAPORE--0.5%
--------------------------------------------------------------------------------
Singapore Press Holding
  Publishing                       9,000                     98,122
Singapore Telecomm
  Telecommunications              50,000                     76,318
                                                         ----------
                                                            174,440
                                                         ----------
SPAIN--4.7%
--------------------------------------------------------------------------------
AC Acciona SA
  Homebuilders                     3,966                    323,430
Argentaria Corp. Bancaria
  de Espana
  Banking                          5,289                    136,765
BCO Central Hispano
  Banking                         12,847                    152,317
Centros Com Pryca
  Retailing                        6,522                    201,920
Compania Telefonica
  Nacional Espana
  Telephone Utilities              5,929                    263,242
Dragados y Construsion
  Homebuilders                     4,006                    147,420
Endesa
  Electric & Gas Utilities         9,328                    246,786
Inmobilaria Ubris SA
  Real Estate                     10,003                    155,197
Repsol SA
  Energy Sources                   2,346                    124,959
Telefonica SA
  Telecommunications               5,929                      5,256
                                                         ----------
                                                          1,757,292
                                                         ----------
SWEDEN--1.8%
--------------------------------------------------------------------------------
Ericsson LM - Class B
  Electronics                      9,620                    228,518
Foreningssparbk
  Banking                          4,883                    126,210
Skandia Forsikring AB
  Insurance                       11,242                    171,574
Stora Kopparbergs Series A
  Paper                            5,819                     50,134
Stora Kopparbergs Series R
  Paper                           10,797                     94,352
                                                         ----------
                                                            670,788
                                                         ----------
SWITZERLAND--9.2%
--------------------------------------------------------------------------------
Credit Suisse Group
  Banking                            796                    124,583
Nestle SA
  Food & Household Products          232                    504,972
Novartis AG
  Pharmaceuticals & Health           438                    860,887
Roche Holdings AGM
  Pharmaceuticals & Health            58                    707,636
Schweiz Ruckverischerungs
  Insurance                          108                    281,538
Swisscom AG*
  Telecommunications                 521                    218,079
United Bank of Switzerland AG
  Banking                          1,359                    417,484
Zurich Versicherungs
  Insurance                          416                    307,980
                                                         ----------
                                                          3,423,159
                                                         ----------
THAILAND--0.4%
--------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd.
  Banking                        116,600                    166,801
                                                         ----------

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       December 31, 1998

ISSUER/INDUSTRY                    SHARES                   VALUE
--------------------------------------------------------------------------------

UNITED KINGDOM--24.7%
--------------------------------------------------------------------------------
Abbey National Plc.
  Banking                          6,966                  $ 148,949
Allied Irish Banks
  Banking                         11,341                    201,986
BAA
  Business & Public Services      10,369                    121,796
BG Plc.
  Electrical & Gas Utilities      28,013                    180,113
BOC Group
  Chemicals                       10,631                    152,427
Barclays Bank Plc.
  Banking                          5,869                    127,248
British American Tobacco
  Beverage & Tobacco              14,598                    128,542
British Aerospace Plc.
  Aerospace &
  Military Technology             18,471                    157,429
British Petroleum Co.
  Energy Sources                  45,799                    681,773
British Sky Broadcast
  Broadcasting                    16,326                    123,686
British Telecommunications Plc.
  Telephone Utilities             33,248                    499,355
Cadbury Schweppes
  Food & Household
  Products                         8,220                    140,665
Diageo Plc.
  Beverage & Tobacco              22,526                    249,811
GKN
  Machinery & Engineering         14,441                    191,939
General Electric Co. Plc.
  Electrical & Electronics        30,247                    273,876
Glaxo Wellcome
  Pharmaceuticals & Health        22,285                    767,146
Granada Group Plc.
  Business & Public Services      14,058                    246,406
Great Universal Stores
  Retailing                       14,988                    158,122
Halifax
  Banking                         10,787                    153,230
Hanson
  Construction Materials          17,323                    137,859
Hong Kong & Shanghai
  Bank Corp. Holdings
  Banking                         12,430                    342,398
IMI Plc.
  Multi-Industry                  23,752                     93,130
Imperial Chemical Industries
  Chemicals                       10,003                     86,668
Kingfisher Plc.
  Retailing                       24,701                    267,570
Lloyds TSB Group Plc.
  Banking                         29,148                    415,016
National Grid Co.
  Electrical & Gas Utilities      26,335                    210,015
Pearson
  Broadcasting                     8,646                    171,923
Prudential Corp. Plc.
  Insurance                       19,319                    294,702
Railtrack Group
  Railroads & Equipment            5,287                    137,906
Rentokil Initial
  Business & Public Services      20,493                    154,915
Rio Tinto
  Non-Ferrous Metals              10,313                    119,939
Royal Bank of Scotland Group
  Banking                         13,363                    218,461
Royal & Sun Alliance
  Insurance                       12,908                    105,083
Scot & Newcastle
  Leisure & Tourism                9,063                    105,401
Scottish Power
  Electrical & Gas Utilities      21,339                    219,807
SmithKline Beecham Plc.
  Pharmaceuticals & Health        25,470                    357,570
Stagecoach Holdings
  Railroads & Equipment           28,815                    115,375
TI Group
  Multi-Industry                  21,940                    118,011
Thames Water
  Business & Public Services       9,215                    177,594
Unilever Plc.
  Food & Household Products       16,153                    181,684
Vodafone
  Telephone Utilities             20,446                    332,217
Zeneca
  Pharmaceuticals & Health         3,360                    146,369
                                                         ----------
                                                          9,214,112
                                                         ----------
TOTAL INVESTMENTS
(Identified Cost
   $32,408,202)                     98.6%                36,707,161

OTHER ASSETS
   LESS LIABILITIES                  1.4                    532,396
                                   -----                -----------
NET ASSETS                         100.0%               $37,239,557
                                   =====                ===========

* Non income producing securities.

Note: The Portfolio has the following industries over 10%: Banking 13%; Pharmaceuticals &Health 11%.

See notes to financial statements.

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1998
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $32,408,202)       $36,707,161
Foreign currency, at value (Cost, $110,788)                             114,791
Cash                                                                    419,260
Receivable for investments sold                                         217,811
Dividends and interest receivable                                        38,152
--------------------------------------------------------------------------------
    Total assets                                                     37,497,175
--------------------------------------------------------------------------------
LIABILITIES:
Payable for securities purchased                                        219,200
Payable to affiliates--Investment advisory fees (Note 2)                 30,950
Other liabilities                                                         7,468
--------------------------------------------------------------------------------
    Total liabilities                                                   257,618
--------------------------------------------------------------------------------
NET ASSETS                                                          $37,239,557
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                            $37,239,557
--------------------------------------------------------------------------------



INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of foreign withholding
  tax of $121,862)                                   $503,439
Interest                                                  606
--------------------------------------------------------------------------------
  Total investment income                                           $ 504,045
--------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees (Note 2)                     353,752
Administrative fees (Note 3)                           17,686
--------------------------------------------------------------------------------
  Total expenses                                      371,438
Less aggregate amount waived by the
  Administrator (Note 3)                              (17,686)
--------------------------------------------------------------------------------
  Net expenses                                                        353,752
--------------------------------------------------------------------------------
Net investment income                                                 150,293
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investment transactions        1,527,985
Net realized loss on foreign currencies transactions  (46,575)
--------------------------------------------------------------------------------
  Net realized gain                                                 1,481,410
--------------------------------------------------------------------------------
Unrealized appreciation of investments--             3,853,138
Translation of other assets and liabilities
  denominated in foreign currencies--net                 2,603
--------------------------------------------------------------------------------
Total unrealized appreciation of investments                        3,855,741
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                     5,337,151
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $5,487,444
--------------------------------------------------------------------------------

See notes to financial statements

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                    YEAR ENDED DECEMBER 31,
                                                   -------------------------
                                                      1998           1997
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                               $ 150,293      $ 257,502
Net realized gain on investments and foreign
  exchange transactions                             1,481,410      3,143,416
Unrealized appreciation (depreciation) of investments
  and foreign currency exchange                     3,855,741       (968,584)
--------------------------------------------------------------------------------
    Net increase in net assets resulting
      from operations                               5,487,444      2,432,334
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                         9,800,225      7,972,770
Value of withdrawals                              (11,818,432)   (25,691,025)
--------------------------------------------------------------------------------
Net decrease in net assets from capital
  transactions                                     (2,018,207)   (17,718,255)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS:              3,469,237    (15,285,921)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                33,770,320     49,056,241
--------------------------------------------------------------------------------
End of period                                     $37,239,557    $33,770,320
--------------------------------------------------------------------------------



INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
                                                                  MAY 1, 1994
                                                                 (COMMENCEMENT
                                  YEAR ENDED DECEMBER 31,      OF OPERATIONS) TO
                          -----------------------------------    DECEMBER 31,
                             1998      1997     1996    1995         1994
-------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)          $37,240   $33,770 $49,056  $40,114      $32,153
Ratio of expenses to
  average net assets         1.00%     1.00%   1.11%    1.20%        1.22%*
Ratio of net investment
   income to average net
   assets                    0.42%     0.58%   0.65%    0.59%        0.60%*
Portfolio turnover            118%       99%    109%      51%          25%

Note:If the Agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

Expenses to average
   net assets                1.05%     1.06%   1.13%      N/A          N/A
Net investment income to
  average net assets         0.37%     0.52%   0.63%      N/A          N/A
--------------------------------------------------------------------------------

  *Annualized

See notes to financial statements

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES International Equity Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator. Citibank is a wholly owned subsidiary of Citigroup, Inc. Citigroup, Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc., which was completed on October 8, 1998.
   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The following significant accounting policies consistently followed by the Portfolio are as follows:
   A. Investment Security Valuations Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Short-term obligations maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time of fund valuation, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.
   B. Foreign Currency Translation The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translation of foreign currency includes net exchange gains and losses, disposition of foreign currency and the dif-

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

ference between the amount of investment income, expenses and foreign taxes withheld recorded and the actual amount received or paid.
   C. Forward Foreign Currency Exchange Contracts The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.
   D. Accounting for Investments Securities transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.
   E. U.S. Federal Income and Other Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated.Taxes are accrued and applied to net investment income and net realized gains as such income and/or gains are earned.
   F. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the
Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
   G. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

2. INVESTMENT ADVISORY FEES
The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $353,752 for the year ended December 31, 1998. The investment advisory fees are computed at the annual rate of 1.00% of the Portfolio's average daily net assets.

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

3. ADMINISTRATIVE FEES
Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services including general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $17,686, all of which was voluntarily waived for the year ended December 31, 1998. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain officers and a Trustee of the Portfolio are officers and directors of the Administrator or its affiliates.

4. PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 1998, purchases and sales of investment securities, other than short-term investments, aggregated $40,250,624 and $40,936,714, respectively.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1998 as computed on a federal income tax basis, are as follows:


Aggregate cost                                                 $32,518,022
--------------------------------------------------------------------------------
Gross unrealized appreciation                                  $ 5,638,808
Gross unrealized depreciation                                   (1,449,669)
--------------------------------------------------------------------------------
Net unrealized appreciation                                    $ 4,189,139
--------------------------------------------------------------------------------


6. EXPENSE FEES
SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement, and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.
   The Portfolio has agreed to pay SFG an expense fee, on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate expenses of the Portfolio less expenses waived by the Administrator would on an annual basis exceed an agreed upon rate, which as of July 1, 1996 is 1.00% of average daily net assets.

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

7. FINANCIAL INSTRUMENTS
The Portfolio may trade financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts.
   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when related and offsetting transactions are considered. No such instruments were held at December 31, 1998.

8. LINE OF CREDIT
The Portfolio, along with the other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 1998, the commitment fee allocated to the Portfolio was $116. Since the line of credit was established, there have been no borrowings.

INTERNATIONAL EQUITY PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE TRUST), WITH RESPECT TO ITS SERIES, INTERNATIONAL EQUITY PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of International Equity Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at December 31, 1998, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.
   We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
   In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at December 31, 1998, the results of its operations and the changes in its net assets, and its financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.

PricewaterhouseCoopers LLP
Chartered Accounts
Toronto, Ontario
February 12, 1999


26